Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities:
Net Loss	$ (1,155,873)	$ (2,084,811)	$ (3,842,014)	$ (8,045,803)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	12,757	14,721	28,103	26,137
Gain on debt extinguishment (PPP)				(90,100)
Net change in unrealized appreciation and depreciation in gold bullions	(21,581)	5,401	(38)	13,004
Stock issued for services				242,100
Change in fair value of marketable securities	13,021		0
Loss on disposal of fixed assets				49,321
Amortization of debt discount		536,701	1,111,580	4,702,918
Imputed interest - related party	40,093	40,093	80,849	82,851
Warrants issued/(cancelled) to consultants	113,968	118,840	234,698	600,278
Changes in operating assets and liabilities:
(Increase) in inventory			(6,580)
(Increase) in prepaid expenses	13,937	9,453	(4,610)	(8,467)
(Increase) in deposits			(98,480)
Operating lease right-of-use, net	24,035	22,198	45,275	90,072
Increase in accrued expenses and other payables - related party	328,752	182,706	470,448	441,574
Increase in accounts payable	(12,420)	216,060	138,159	199,723
Operating lease liabilities, current	(24,733)	(21,499)	(44,577)	(104,417)
Net Cash Used In Operating Activities	(668,044)	(960,137)	(1,887,187)	(1,800,809)
Cash Flows From Investing Activities:
Investment in gold bullions				(450,216)
Purchase of Fixed Assets			(5,021)	(97,154)
Purchase of treasury bills	(2,587,811)
Proceeds from maturity of treasury bills	860,000
Net Cash Used In Investing Activities	(1,727,811)		(5,021)	(547,370)
Cash Flows From Financing Activities:
Repayment of notes payable - related party		(40,000)	(40,000)
Proceeds from convertible note payable, net of original issue discount		2,990,000	2,760,000	3,670,000
Payment of debt offering costs		(230,000)
Principal payments on debt	(30,000)	(30,000)	(60,000)	(50,000)
Proceeds from warrant exercise		739,864	739,864	266,332
Net Cash Provided by Financing Activities	(30,000)	3,429,864	3,399,864	3,886,332
Net Increase in Cash	(2,425,855)	2,469,727	1,507,656	1,538,153
Cash at Beginning of Year	3,862,716	2,355,060	2,355,060	816,907
Cash at End of Year	1,436,861	4,824,787	3,862,716	2,355,060
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise	100,000			292,533
Warrant discount in connection with convertible debt			625,003	3,670,000
Adoption of lease standard ASC 842				115,390
Cancellation and forgiveness of lease - related party				44,419
Cancellation and forgiveness of lease				241,800
Beneficial conversion feature in connection with convertible debt		625,003
Shares issued in connection with convertible note payable		$ 2,082,082	$ 3,935,615	$ 4,461,931